Derivative Instruments- Offsetting (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Derivative Asset [Abstract]
Asset derivatives fair value	$ 24,658	[1]	$ 20,288	[1]
Derivative assets subject to netting arrangements, gross amounts offset in the balance sheet	18,347	[2],[3]	15,806	[2],[3]
Derivative assets after impact of netting arrangements, net assets recognized on the balance sheet	6,311		4,482
Derivative assets subject to collateral agreements, gross amounts not offset in the balance sheet, financial instruments	590		620
Derivative assets subject to collateral agreements, gross amounts not offset in the balance sheet cash collateral received	0		0
Derivative assets after impact of netting arrangements and collateral agreements, net amount	5,721		3,862
Total derivatives not subject to netting arrangements	3,607		2,105
Securities Purchased under Agreements to Resell, Gross	11,634		5,511
Reverse repurchase agreements subject to netting arrangements, gross amounts offset in the balance sheet	434	[3],[4]	1,096	[3],[4]
Reverse repurchase agreements after impact of netting arrangements, net assets recognized on the balance sheet	11,200		4,415
Reverse repurchase agreements subject to collateral agreements, gross amounts not offset in the balance sheet, financial instruments	11,198		4,413
Reverse repurchase agreements subject to collateral agreements, gross amounts not offset in the balance sheet, cash collateral received	0		0
Securities Purchased under Agreements to Resell	2		2
Securities borrowing, gross assets recognized	9,033		4,669
Securities borrowing after impact of netting arrangements, net assets recognized on the balance sheet	9,033		4,669
Securities borrowing subject to collateral agreements, gross amounts not offset in the balance sheet, financial instruments	8,733		4,555
Securities borrowing after impact of netting arrangements and collateral agreements, net amount	300		114
Fair value of financial and derivative assets, gross assets recognized	45,325		30,468
Fair value of financial and derivative assets subject to netting arrangements, gross amounts offset in the balance sheet	18,781	[3]	16,902	[3]
Fair value of financial and derivative assets after impact of netting arrangements, net assets recognized on the balance sheet	26,544		13,566
Fair value of financial and derivative assets subject to collateral agreements, gross amounts not offset in the balance sheet, financial instruments	20,521		9,588
Fair value of financial and derivative assets subject to collateral agreements, gross amounts not offset in the balance sheet, cash collateral received	0		0
Fair value of financial and derivative assets after impact of netting arrangements and collateral agreements, net amount	6,023		3,978
Derivative Liability [Abstract]
Liability derivatives fair value	25,017	[1]	20,254	[1]
Derivative liabilities subject to netting arrangements, gross amounts offset in the balance sheet	17,797	[2],[5]	14,421	[2],[5]
Derivative liability after impact of netting arrangements, net liabilities recognized on the balance sheet	7,220		5,833
Derivative liabilities subject to collateral agreements, gross amounts not offset in the balance sheet, financial instruments	2,464		2,337
Derivative liabilities subject to collateral agreements, gross amounts not offset in the balance sheet, cash collateral pledged	0		0
Derivative liabilities after impact of netting arrangements and collateral agreements, net amount	4,756		3,496
Total derivatives not subject to netting arrangements	3,411		2,248
Securities Sold under Agreements to Repurchase, Gross	9,160		8,581
Repurchase agreements subject to netting arrangements, gross amounts offset in the balance sheet	434	[5],[6]	1,096	[5],[6]
Repurchase agreements after impact of netting arrangements, net liabilities recognized on the balance sheet	8,726		7,485
Repurchase agreements subject to collateral agreements, gross amounts not offset in the balance sheet, financial instruments	8,722		7,482
Repurchase agreements subject to collateral agreements, gross amounts not offset in the balance sheet, cash collateral pledged	0		0
Securities Sold under Agreements to Repurchase	4		3
Securities lending, gross liabilities recognized	2,571		1,947
Securities lending after impact of netting arrangements, net liabilities recognized on the balance sheet	2,571		1,947
Securities lending subject to collateral agreements, gross amounts not offset in the balance sheet, financial instruments	2,494		1,884
Securities lending after impact of netting arrangements and collateral agreements, net amount	77		63
Fair value of financial and derivative liabilities, gross liabilities recognized	36,748		30,782
Fair value of financial and derivative liabilities subject to netting arrangements, gross amounts offset in the balance sheet	18,231	[5]	15,517	[5]
Fair value of financial and derivative liabilities after impact netting arrangements, net liabilities recognized on the balance sheet	18,517		15,265
Fair value of financial and derivative liabilities subject to collateral agreements, gross amounts not offset in the balance sheet, financial instruments	13,680		11,703
Fair value of financial and derivative liabilities subject to collateral agreements, gross amounts not offset in the balance sheet, cash collateral pledged	0		0
Fair value of financial and derivative liabilities after impact of netting arrangements and collateral agreements, net amount	4,837		3,562
Derivatives subject to netting arrangements:
Derivative Asset [Abstract]
Asset derivatives fair value	21,051		18,183
Derivative assets subject to netting arrangements, gross amounts offset in the balance sheet	18,347	[3]	15,806	[3]
Derivative assets after impact of netting arrangements, net assets recognized on the balance sheet	2,704		2,377
Derivative assets subject to collateral agreements, gross amounts not offset in the balance sheet, financial instruments	590		620
Derivative assets subject to collateral agreements, gross amounts not offset in the balance sheet cash collateral received	0		0
Derivative assets after impact of netting arrangements and collateral agreements, net amount	2,114		1,757
Derivative Liability [Abstract]
Liability derivatives fair value	21,606		18,006
Derivative liabilities subject to netting arrangements, gross amounts offset in the balance sheet	17,797	[5]	14,421	[5]
Derivative liability after impact of netting arrangements, net liabilities recognized on the balance sheet	3,809		3,585
Derivative liabilities subject to collateral agreements, gross amounts not offset in the balance sheet, financial instruments	2,464		2,337
Derivative liabilities subject to collateral agreements, gross amounts not offset in the balance sheet, cash collateral pledged	0		0
Derivative liabilities after impact of netting arrangements and collateral agreements, net amount	1,345		1,248
Interest rate contracts | Derivatives subject to netting arrangements:
Derivative Asset [Abstract]
Asset derivatives fair value	15,457		14,798
Derivative assets subject to netting arrangements, gross amounts offset in the balance sheet	13,942	[3]	13,231	[3]
Derivative assets after impact of netting arrangements, net assets recognized on the balance sheet	1,515		1,567
Derivative assets subject to collateral agreements, gross amounts not offset in the balance sheet, financial instruments	408		599
Derivative assets subject to collateral agreements, gross amounts not offset in the balance sheet cash collateral received	0		0
Derivative assets after impact of netting arrangements and collateral agreements, net amount	1,107		968
Derivative Liability [Abstract]
Liability derivatives fair value	16,884		14,914
Derivative liabilities subject to netting arrangements, gross amounts offset in the balance sheet	14,467	[5]	12,429	[5]
Derivative liability after impact of netting arrangements, net liabilities recognized on the balance sheet	2,417		2,485
Derivative liabilities subject to collateral agreements, gross amounts not offset in the balance sheet, financial instruments	1,815		1,686
Derivative liabilities subject to collateral agreements, gross amounts not offset in the balance sheet, cash collateral pledged	0		0
Derivative liabilities after impact of netting arrangements and collateral agreements, net amount	602		799
Foreign exchange contracts | Derivatives subject to netting arrangements:
Derivative Asset [Abstract]
Asset derivatives fair value	5,291		2,778
Derivative assets subject to netting arrangements, gross amounts offset in the balance sheet	4,246	[3]	2,294	[3]
Derivative assets after impact of netting arrangements, net assets recognized on the balance sheet	1,045		484
Derivative assets subject to collateral agreements, gross amounts not offset in the balance sheet, financial instruments	176		18
Derivative assets subject to collateral agreements, gross amounts not offset in the balance sheet cash collateral received	0		0
Derivative assets after impact of netting arrangements and collateral agreements, net amount	869		466
Derivative Liability [Abstract]
Liability derivatives fair value	4,241		2,292
Derivative liabilities subject to netting arrangements, gross amounts offset in the balance sheet	3,149	[5]	1,711	[5]
Derivative liability after impact of netting arrangements, net liabilities recognized on the balance sheet	1,092		581
Derivative liabilities subject to collateral agreements, gross amounts not offset in the balance sheet, financial instruments	399		382
Derivative liabilities subject to collateral agreements, gross amounts not offset in the balance sheet, cash collateral pledged	0		0
Derivative liabilities after impact of netting arrangements and collateral agreements, net amount	693		199
Equity contracts | Derivatives subject to netting arrangements:
Derivative Asset [Abstract]
Asset derivatives fair value	303		607
Derivative assets subject to netting arrangements, gross amounts offset in the balance sheet	159	[3]	281	[3]
Derivative assets after impact of netting arrangements, net assets recognized on the balance sheet	144		326
Derivative assets subject to collateral agreements, gross amounts not offset in the balance sheet, financial instruments	6		3
Derivative assets subject to collateral agreements, gross amounts not offset in the balance sheet cash collateral received	0		0
Derivative assets after impact of netting arrangements and collateral agreements, net amount	138		323
Derivative Liability [Abstract]
Liability derivatives fair value	481		800
Derivative liabilities subject to netting arrangements, gross amounts offset in the balance sheet	181	[5]	281	[5]
Derivative liability after impact of netting arrangements, net liabilities recognized on the balance sheet	300		519
Derivative liabilities subject to collateral agreements, gross amounts not offset in the balance sheet, financial instruments	250		269
Derivative liabilities subject to collateral agreements, gross amounts not offset in the balance sheet, cash collateral pledged	0		0
Derivative liabilities after impact of netting arrangements and collateral agreements, net amount	$ 50		$ 250

[1]	Fair values are on a gross basis, before consideration of master netting agreements, as required by ASC 815.
[2]	aster netting agreements includes cash collateral received and paid of $1,589 million and $1,039 million, respectively, at Dec. 31, 2014, and $1,841 million and $456 million, respectively, at Dec. 31, 2013.
[3]	Includes the effect of netting agreements and net cash collateral received. The offset related to the over-the-counter derivatives was allocated to the various types of derivatives based on the net positions.
[4]	Offsetting of reverse repurchase agreements relates to our involvement in the Fixed Income Clearing Corporation, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.
[5]	Includes the effect of netting agreements and net cash collateral paid. The offset related to the over-the-counter derivatives was allocated to the various types of derivatives based on the net positions.
[6]	Offsetting of repurchase agreements relates to our involvement in the Fixed Income Clearing Corporation, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.